CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		213 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,930,602)	$ (1,899,158)	$ (10,298,063)	$ (10,218,695)	$ (151,324,850)
Items not affecting cash:
Depreciation	24,831	37,010	80,371	117,337	1,507,438
Stock-based compensation	0	10,235	1,052,637	1,200,722	23,806,397
Fair value adjustment of asset backed commercial paper	0	0	0	0	2,332,531
Escrow shares compensation	0	0	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	0	0	4,052,698
Loss from equity investee	23,049	238,988	116,295	731,101	5,047,080
Interest expense	65,313	58,705	194,122	166,225	648,440
Deferred income tax recovery	(241,279)	(204,780)	(1,050,532)	(1,582,787)	(6,248,058)
Gain on sale of mineral property interest	0	0	0	(104,914)	(1,679,437)
Impairment of mineral property interests	0	0	437,732	0	1,455,483
Gain on sale of investments	0	0	0	0	(3,326,275)
Other items not affecting cash	659,355	(353,194)	(76,744)	(247,774)	(142,945)
Changes in assets and liabilities:
Receivables	(28,098)	(12,909)	(31,674)	248,748	(152,629)
Prepaid expenses	(546,297)	(844)	(167,729)	338,837	(820,969)
Other assets	(19,528)	(16,699)	(11,817)	(49,201)	11,096
Accounts payable and accrued liabilities	(596,422)	(121,790)	(109,693)	(1,315,620)	167,711
Deposit on metal credit delivering obligation	0	0	40,000,000	0	40,000,000
Net cash provided by (used in) operating activities	(3,589,678)	(2,264,436)	30,134,905	(10,716,021)	(82,664,457)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	0	9,722,897	1,628,583	140,726,891
Share issue costs	0	0	(86,636)	(108,058)	(4,952,907)
Net cash provided by financing activities	0	0	9,636,261	1,520,525	135,773,984
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition	0	0	0	0	837,263
Mineral property interest	0	(1,700,000)	(50,000)	(3,910,000)	(4,954,610)
Reclamation deposits	0	(207,962)	115,180	(207,962)	(303,970)
Short-term investments	0	0	0	5,076,271	0
Purchase of asset backed commercial paper	0	0	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	0	0	(7,465,495)
Acquisition of equipment	(2,283)	(16,173)	(4,736)	(33,480)	(2,128,348)
Proceeds from sale of royalty interest	0	0	5,000,000	0	5,000,000
Proceeds from sale of mineral property interest	0	0	0	104,914	1,596,305
Proceeds from sale of investments	0	0	0	0	5,734,895
Net cash provided by (used in) investing activities	(2,283)	(1,924,135)	5,060,444	1,029,743	(5,715,082)
Effect of foreign currency translation on cash and cash equivalents	197,360	275,241	(429,779)	260,487	1,262,894
Change in cash and cash equivalents during the period	(3,394,601)	(3,913,330)	44,401,831	(7,905,266)	48,657,339
Cash and cash equivalents, beginning of period	52,051,940	10,520,262	4,255,508	14,512,198	0
Cash and cash equivalents, end of period	48,657,339	6,606,932	48,657,339	6,606,932	48,657,339
Cash paid for interest during the period	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ (152,190)